Annual Operating Expenses {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-09 - Growth & Income Portfolio	Apr. 30, 2022
VIP Growth & Income Portfolio-Initial VIP
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.52%
VIP Growth & Income Portfolio-Service VIP
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.10%
Total annual operating expenses	0.62%
VIP Growth & Income Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.77%